Cover	Aug. 08, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 08, 2026
Entity File Number	001-36896
Entity Registrant Name	Chaince Digital Holdings Inc.
Entity Central Index Key	0001527762
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1251 Avenue of the Americas
Entity Address, Address Line Two	Floor 41
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10020
City Area Code	(949)
Local Phone Number	678-9653
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, par value US$0.004 per share
Trading Symbol	CD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false